Acquisition of Alpha Mind - Schedule of Carrying Amount of Goodwill (Details) - Acquisition of Alpha Mind [Member] - CNY (¥) ¥ in Thousands	6 Months Ended	9 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Business Combination [Line Items]
Beginning balance	¥ 709,240	¥ 1,284,218
Goodwill impairment loss during the period	(644,908)	(574,978)
Ending balance	¥ 64,332	¥ 709,240